Share Based Compensation - Restricted Stock Units (Details) - Restricted Stock Units (RSU) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, balance beginning of period (in shares)	1,264,162	220,162
Number of RSUs, issued during the year (in shares)	1,471,047	2,204,899
Number of RSUs, cancelled during the year (in shares)	(166,448)	(1,022,117)
Number of RSUs, vested during the year (in shares)	(194,364)	(138,782)
Number of RSUs, balance end of period (in shares)	2,374,397	1,264,162